SHAREHOLDERS' DEFICIT - Treasury shares (Details) - ADR - shares		12 Months Ended
	Sep. 05, 2025	Dec. 31, 2025
Equity, Class of Treasury Stock [Line Items]
Shares repurchased	50,000,000
Conversion of convertible notes to ordinary shares (in shares)		782,842
Number of treasury stock		49,217,158